Cash and Cash equivalents (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash on hand and at banks	$ 27,780	$ 32,851
Short-term deposits and highly liquid funds	40,910	45,690
Restricted cash	10	310
Cash and cash equivalents and restricted cash	$ 68,700	$ 78,851	$ 54,946	$ 137,851